IDENTIFIED INTANGIBLE ASSETS, NET (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Identified intangible assets, net	$ 1,641,000	$ 276,000
Weighted average remaining life (in months)	7 months	1 month
Amortization expense	4,500,000	388,000
Acquired in-place leases [Member]
Finite-Lived Intangible Assets [Line Items]
Identified intangible assets, net	6,800,000	797,000
Accumulated amortization	5,100,000	521,000
Leasing commissions [Member]
Finite-Lived Intangible Assets [Line Items]
Identified intangible assets, net	306,000	0
Accumulated amortization	306,000	0
Antennae Leases [Member]
Finite-Lived Intangible Assets [Line Items]
Annual expected amortization expense through 2025	$ 16,000